Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Intangible Assets [Abstract]
Schedule Of Intangible Assets By Major Class
Intangible assets consist of the following:

	Patents and		Accumulated
	Trademarks	Licenses	Amortization	Total
Balance as of January 1, 2013	$3,676	$1,226,500	$(52,819)	$1,177,357
Amortization expense	-	-	(69,812)	(69,812)
Balance as of December 31, 2013	$3,676	$1,226,500	$(122,631)	$1,107,545
Amortization expense	-	-	(69,813)	(69,813)
Balance as of December 31, 2014	$3,676	$1,226,500	$(192,444)	$1,037,732
Weighted average remaining amortization period at December 31, 2014 in years	6.0	14.9

Schedule Of FiniteLived Intangible Assets Amortization Expense
Amortization of intangible assets consists of the following:

	Patents and		Accumulated
	Trademarks	Licenses	Amortization
Balance as of January 1, 2013	$736	$52,083	$52,819
Amortization expense	368	69,444	69,812
Balance as of December 31, 2013	$1,104	$121,527	$122,631
Amortization expense	368	69,445	69,813
Balance as of December 31, 2014	$1,472	$190,972	$192,444